Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss) [abstract]
Interest and similar income	£ 5,905	£ 6,467	£ 6,695
Interest expense and similar charges	(2,102)	(2,885)	(3,120)
Net interest income	3,803	3,582	3,575
Fee and commission income	1,222	1,188	1,115
Fee and commission expense	(415)	(418)	(400)
Net fee and commission income	807	770	715
Net trading and other income	302	443	283
Total operating income	4,912	4,795	4,573
Operating expenses before impairment losses, provisions and charges	(2,499)	(2,414)	(2,400)
Impairment losses on loans and advances	(203)	(67)	(66)
Provisions for other liabilities and charges	(393)	(397)	(762)
Total operating impairment losses, provisions and charges	(596)	(464)	(828)
Profit before tax	1,817	1,917	1,345
Tax on profit	(561)	(598)	(381)
Profit after tax	1,256	1,319	964
Attributable to:
Equity holders of the parent	1,235	1,292	939
Non-controlling interests	21	27	25
Profit after tax	£ 1,256	£ 1,319	£ 964